Employee benefits	12 Months Ended
Mar. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
17.	Employee benefits

	March 31, 2020	March 31, 2019
Gratuity payable	126,080	119,610
Compensated absences	51,319	51,201
	177,399	170,811
Gratuity cost

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2020, March 31, 2019 and March 31, 2018 consist of the following:

	March 31, 2020	March 31, 2019	March 31, 2018
Service cost	28,929	25,936	29,577
Interest cost	10,106	9,606	7,518
Interest income	(1,781)	(2,381)	(1,418)
	37,254	33,161	35,677

Details of employee benefit obligation and plan asset are as follows:

	March 31, 2020	March 31, 2019
Present value of projected benefit obligation at the end of the year	156,413	145,108
Funded status of the plans	(30,474)	(25,498)
Recognized (asset) / liability	125,939	119,610

The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2020	March 31, 2019	March 31, 2018
Projected benefit obligation at the beginning of the year	145,108	131,687	109,826
Service cost	28,929	25,936	29,577
Interest cost	10,106	9,606	7,518
Remeasurements - Actuarial (gain) / loss	(12,955)	(5,267)	(6,872)
Benefits paid	(14,776)	(16,854)	(8,362)
Projected benefit obligation at the end of the year	156,412	145,108	131,687

Change in plan assets	March 31, 2020	March 31, 2019	March 31, 2018
Fair value of plan assets at the beginning of the year	25,498	32,567	20,712
Interest income	1781	2,381	1,418
Remeasurements – return on plan assets excluding amounts included in interest income	(2,138)	(2,596)	(1,493)
Employer contributions	20,109	10,000	20,292
Benefits paid	(14,776)	(16,854)	(8,362)
Fair value of plan assets at the end of the year	30,474	25,498	32,567

Actual return on plan assets	-	-	(75)

Actuarial assumptions at end of the year
:

The principal actuarial assumptions as on March 31, 2020, 2019 and 2018 were as follows:

	March 31, 2020	March 31, 2019	March 31, 2018
Discount rate	5.60% p.a.	6.95% P.a	7.30% P.a
Long-term rate of compensation increase	5.00% p.a.	7.00% P.a	7.00% P.a
Expected long term rate of return on plan assets	0% for the first year and 5% thereafter	7.00% P.a	7.00% P.a
Average future working life time	4.37 years	4.37 years	4.38 years

Discount rate:
The discount rate is based on prevailing market yields of Indian Government securities as at the end of the year for the estimated term of the obligations
.

Long term rate of compensation increase:
The estimates of future salary increases considered take into account inflation, seniority, promotion and other factors.

Expected long term rate of return on plan assets:
This is based on the average long term rate of return expected on investments of the fund during the estimated term of the obligations.

Assumptions regarding future mortality are based on published statistics and mortality tables.

The Group assesses these assumptions with the projected long-term plans of growth and prevalent industry standards.

Contributions
: The Group expects to contribute ₹ 153,274 to its gratuity fund during the year ending March 31, 2021.

The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2020	March 31, 2019
1 Year	29,441	25,580
2 to 5 years	90,764	87,963
6 to 10 years	58,273	61,091
More than 10 years	30,280	37,070

Plan assets:
The Gratuity plan’s weighted-average asset allocation at March 31, 2020 and March 31, 2019, by asset category is as follows:

	March 31, 2020	March 31, 2019
Funds managed by insurers	100%	100%

Remeasurements of the net defined benefit liability recognized in other comprehensive income

Amount recognized in other comprehensive income for the years ending March 31, 2020, 2019 and 2018 are as follows:

	March 31, 2020	March 31, 2019	March 31, 2018
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	(10)	-	-
- change in financial assumptions	(12,015)	2,358	(2,806)
- experience variance	(929)	(7,625)	(4,066)
- return on plan assets, excluding amounts recognized in net interest expense/ income	2,138	2,596	1,493
	(10,816)	(2,671)	(5,379)

Sensitivity Analysis of significant actuarial assumption

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	149,488	163,941	163,720	149,523

The present value of defined benefit obligation has been arrived at using the same method as is used for valuing the defined benefit obligation as per the current assumptions. The increase/decrease in defined benefit obligation has been arrived assuming the other assumptions are constant though such increase/decrease do not happen in isolation in real scenarios.

Contributions to defined contribution plans

In accordance with Indian law, all employees receive benefits from a provident fund, which is a defined contribution plan. Both the employee and employer make monthly contributions to the plan, each equal to a specified percentage of employee’s basic salary. The Group has no further obligations under the plan beyond its monthly contributions. The Group contributed ₹ 117,941, ₹ 115,505 and ₹ 102,340 for the years ended March 31, 2020, 2019 and 2018. The Group has contributed to 401(K) plan on behalf of eligible employees amounting to ₹ 9,906 (March 31, 2019: ₹ 8,648) during the year ended March 31, 2020.